11. SHAREHOLDERS' EQUITY: Schedule of warrants outstanding and exercisable (Details)	12 Months Ended
Dec. 31, 2018 $ / shares shares
Warrants outstanding	13,852,264
Warrant 1
Warrant Exercise Price | $ / shares	$ 0.20
Warrant Expiry Date	Jun. 26, 2022
Warrants outstanding	1,957,826
Warrant 2
Warrant Exercise Price | $ / shares	$ 0.20
Warrant Expiry Date	Aug. 03, 2022
Warrants outstanding	576,000
Warrant 3
Warrant Exercise Price | $ / shares	$ 0.20
Warrant Expiry Date	Nov. 27, 2022
Warrants outstanding	2,872,000
Warrant 4
Warrant Exercise Price | $ / shares	$ 0.33
Warrant Expiry Date	Jul. 31, 2020
Warrants outstanding	5,416,135
Warrant 5
Warrant Exercise Price | $ / shares	$ 0.33
Warrant Expiry Date	Apr. 15, 2020
Warrants outstanding	3,030,303